License Revenue	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
License Revenue	License Revenue
The Company has two contracts with customers, i) an option and licensing agreement with ModernaTX, Inc. and, ii) a license agreement with an investee of Syncona, one of the Company's principal shareholders.

Revenue comprises of license revenue for the three and six months ended June 30, 2022, and 2021 by geographical location (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
License revenue
United States	$—	$1,507	$—	$1,507
Total license revenue	$—	$1,507	$—	$1,507

Research, Option and License Agreement with Moderna:

On June 22, 2021, the Company entered into a Research, Option and License Agreement (the “Agreement”) with ModernaTX, Inc. (“Moderna”), pursuant to which the Company granted to Moderna an exclusive research license to perform research and pre-clinical development activities relating to target sequences with respect to certain of the Company’s research targets and products.
During the three and six months ended June 30, 2022, the Company did not recognize any license revenue relating to Moderna. The Company recognized license revenue of $1.5 million during the three and six months ended June 30, 2021 relating to the upfront non-refundable payment of a research license and the initial transfer of know-how, the "Combined Performance Obligation". The Company received the upfront non-refundable cash payment of $1.5 million in October 2021. No variable consideration was recognized during the three and six months ended June 30, 2022 and June 30, 2021 as these amounts were fully constrained.
The future milestones, which represent variable consideration, were evaluated under the most likely amount method, and were not included in the transaction price, because the amounts were fully constrained as of June 30, 2022. For further details on the terms and accounting treatment considerations for this contract, please refer to Note 3, "Revenue" to the Company's consolidated financial statements contained in Company's Annual Report.